CONSOLIDATED STATEMENT OF PROFIT OR LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Research and development expenses, net	€ (8,845)	€ (16,034)	€ (19,665)
General and administrative expenses	(5,488)	(7,237)	(7,150)
Operating loss	(14,333)	(23,272)	(26,815)
Financial expenses	(1,633)	(2,564)	(2,517)
Financial income	269	983	24
Change in fair value of derivative liabilities and convertible bonds	(1,330)	637	(1,856)
Net financial expense	(2,694)	(944)	(4,349)
Loss before taxes	(17,026)	(24,216)	(31,164)
Net loss	(17,026)	(24,216)	(31,164)
Attributable to the owners of the parent	€ (17,026)	€ (24,216)	(31,163)
Non-controlling interests			€ (1)
Basic weighted average number of shares outstanding	543,074,353	174,839,276	118,282,679
Diluted weighted average number of shares outstanding	543,074,353	174,839,276	118,282,679
Basic loss per share (Euro/share)	€ (0.03)	€ (0.14)	€ (0.26)
Diluted loss per share (Euro/share)	€ (0.03)	€ (0.14)	€ (0.26)